Segment Reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Reporting

NOTE 44. SEGMENT REPORTING
The Group determines segments based on management reports that are reviewed by the Board of Directors and updated as they show changes.
Reportable segments are one or more operating segments with similar economic characteristics, distribution channels and regulatory environments.
Below there is a description of each business segment’s composition:
a.Bank: It represents the banking business operation results.
b.Naranja X: This segment represents the results of operations of brand credit cards, consumer finance and digital banking services business. Includes the results of operations of Tarjetas Regionales S.A. consolidated with its subsidiaries, as follows: Cobranzas Regionales S.A., Naranja Digital Companía Financiera S.A.U. and Tarjeta Naranja S.A.U. At the end of the previous financial year, it incorporated the results of Ondara S.A., liquidated in the current financial year.
c.Insurance: This segment represents the results of operations of the insurance companies’ business and includes the results of operations of Sudamericana Holding S.A. consolidated with its subsidiaries, as follows: Galicia Retiro Cía. de Seguros S.A.U., Galicia Seguros S.A.U., Galicia Broker Asesores de Seguros S.A. and Well Assistance S.A.U.
d.Other Businesses: This segment shows the results of operations of Galicia Asset Management S.A.U., Galicia Warrants S.A., Galicia Securities S.A.U., Agri Tech Investments LLC, Agri Tech Investments Argentina S.A.U., IGAM LLC, Inviu S.A.U., INVIU Uruguay Agente de Valores S.A., and Grupo Financiero Galicia S.A., the last net of eliminations of the income from equity investments.
e.Adjustments: This segment includes consolidation adjustments and eliminations of transactions among subsidiaries. See Note 51.5.
The operating income (loss) of the Group’s different operating segments is monitored separately in order to make decisions on resource allocation and the evaluation of each segment’s performance. Segment performance is evaluated based on operating income or losses and is consistently measured with the operating income and losses of the consolidated income statement.
Intersegment transactions are at arm’s length similarly to transactions performed with third parties. Income, expenses and income (losses) resulting from the transfers among operating segments are then eliminated from consolidation.
On July 26, 2021, INVIU Uruguay Agente de Valores S.A. was authorized by the Central Bank of Uruguay to operate as a Securities Agent, in order to provide financial advice to foreign customers. At the closing of the fiscal year 2021, the volume of operations reached by said Company was not significant.
The relevant segment reporting as of the indicated dates is as follows:

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
Net Income from interest	77,217,698	67,341,708	9,582,116	473,747	(2,098,935)	152,516,334
Net fee Income	64,348,211	56,303,837	—	23,379	(2,974,406)	117,701,021
Net Income from Financial Instruments measured at fair value through Profit or Loss	320,365,311	13,376,342	(6,470,206)	8,581,893	2,258,171	338,111,511
Income from Derecognition of Assets Measured at Amortized Cost	614,077	(16,642)	—	—	—	597,435
Exchange rate Differences on Gold and Foreign Currency	19,363,536	(130,717)	4,521	900,475	—	20,137,815
Other Operating Income	67,900,087	11,494,726	879,687	13,526,033	(2,963,883)	90,836,650
Income from Insurance Business	—	—	8,575,976	—	5,114,755	13,690,731
Expected credit loss allowance	(35,373,248)	(17,079,742)	1,203	—	—	(52,451,787)
Personnel Expenses	(66,842,428)	(24,427,682)	(3,703,821)	(1,917,526)	—	(96,891,457)
Administrative Expenses	(65,078,187)	(22,386,291)	(1,681,451)	(2,590,818)	325,204	(91,411,543)
Depreciation and Impairment of Assets	(22,206,029)	(5,014,980)	(550,612)	(102,077)	(3,447)	(27,877,145)
Other Operating Expenses	(89,825,365)	(33,880,026)	(11,356)	(1,789,751)	7,096	(125,499,402)
Loss on net monetary position	(222,222,883)	(41,603,949)	(1,947,758)	(7,601,993)	—	(273,376,583)
Operating Income	48,260,780	3,976,584	4,678,299	9,503,362	(335,445)	66,083,580
Share of profit from Associates and Joint Ventures	(441,246)	—	—	—	—	(441,246)
Income before Taxes from Continuing Operations	47,819,534	3,976,584	4,678,299	9,503,362	(335,445)	65,642,334
Income Tax from Continuing Operations	(6,287,871)	(1,955,092)	(2,185,788)	(6,574,174)	—	(17,002,925)
Net Income from Continuing Operations	41,531,663	2,021,492	2,492,511	2,929,188	(335,445)	48,639,409
Net Income for the Year	41,531,663	2,021,492	2,492,511	2,929,188	(335,445)	48,639,409
Other Comprehensive Income (Loss)	(1,129,111)	(14)	(18,262)	186,860	—	(960,527)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	40,402,552	2,021,478	2,474,240	3,116,048	(335,445)	47,678,873
Net Income for the Year Attributable to Non-controlling Interests	—	—	9	—	—	9

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.21
Net Income from interest	134,147,290	72,919,342	4,542,351	154,298	1,101,914	212,865,195
Net fee Income	62,091,897	53,983,140	—	(52,363)	(3,452,512)	112,570,162
Net Income from Financial Instruments measured at fair value through Profit or Loss	186,145,997	815,017	(2,943,615)	2,884,160	(660,119)	186,241,440
Income from Derecognition of Assets Measured at Amortized Cost	31,819	382	—	—	—	32,201
Exchange rate Differences on Gold and Foreign Currency	7,195,089	284,507	76,232	1,199,578	—	8,755,406
Other Operating Income	51,687,042	11,570,020	737,331	8,899,413	(3,087,267)	69,806,539
Income from Insurance Business	—	—	8,279,285	—	6,037,909	14,317,194
Expected credit loss allowance	(28,229,237)	(14,520,749)	(7,828)	—	—	(42,757,814)
Personnel Expenses	(60,724,618)	(24,214,647)	(3,145,466)	(2,385,542)	—	(90,470,273)
Administrative Expenses	(63,474,529)	(21,231,947)	(1,584,629)	(2,036,038)	273,741	(88,053,402)
Depreciation and Impairment of Assets	(21,081,120)	(6,374,480)	(707,876)	(76,631)	—	(28,240,107)
Other Operating Expenses	(79,019,545)	(27,465,831)	(26,770)	(923,326)	14,267	(107,421,205)
Loss on net monetary position	(125,152,602)	(25,336,625)	(1,287,760)	(3,087,345)	—	(154,864,332)
Operating Income	63,617,483	20,428,129	3,931,255	4,576,204	227,933	92,781,004
Share of profit from Associates and Joint Ventures	(251,579)	—	—	—	—	(251,579)
Income before Taxes from Continuing Operations	63,365,904	20,428,129	3,931,255	4,576,204	227,933	92,529,425
Income Tax from Continuing Operations	(19,135,666)	(8,306,040)	(1,622,019)	(2,895,913)	—	(31,959,638)
Net Income from Continuing Operations	44,230,238	12,122,089	2,309,236	1,680,291	227,933	60,569,787
Net Income for the Year	44,230,238	12,122,089	2,309,236	1,680,291	227,933	60,569,787
Other Comprehensive Income (Loss)	146,510	(617)	23,952	(7,778)	—	162,066
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	44,376,748	12,121,472	2,333,188	1,672,513	227,933	60,731,853
Net Income for the Year Attributable to Non-controlling Interests	—	—	—	—	—	—

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.20
Net Income from interest	172,977,393	49,759,850	2,137,231	20,129	665,867	225,560,470
Net fee Income	61,685,485	48,769,483	—	(17,967)	(3,192,339)	107,244,662
Net Income from Financial Instruments measured at fair value through Profit or Loss	194,015,596	5,848,243	167,594	3,763,048	(2,658)	203,791,823
Income from Derecognition of Assets Measured at Amortized Cost	(9,199)	—	—	—	—	(9,199)
Exchange rate Differences on Gold and Foreign Currency	17,714,259	1,088,830	(80,419)	1,998,517	—	20,721,187
Other Operating Income	50,491,573	10,216,311	1,483,807	6,951,307	(3,509,103)	65,633,895
Income from Insurance Business	—	—	9,954,815	—	5,896,993	15,851,808
Expected credit loss allowance	(87,440,130)	(13,108,705)	49,061	—	—	(100,499,774)
Personnel Expenses	(64,949,104)	(23,756,984)	(3,579,919)	(1,287,431)	—	(93,573,438)
Administrative Expenses	(63,690,811)	(24,265,919)	(1,605,789)	(2,141,363)	355,775	(91,348,107)
Depreciation and Impairment of Assets	(17,984,720)	(5,492,860)	(795,035)	(85,176)	—	(24,357,791)
Other Operating Expenses	(70,108,870)	(21,645,233)	(12,811)	(762,631)	42,513	(92,487,032)
Loss on net monetary position	(79,867,845)	(15,969,453)	(1,961,414)	(2,236,251)	—	(100,034,963)
Operating Income	112,833,627	11,443,563	5,757,121	6,202,182	257,048	136,493,541
Share of profit from Associates and Joint Ventures	(367,686)	—	—	—	—	(367,686)
Income before Taxes from Continuing Operations	112,465,941	11,443,563	5,757,121	6,202,182	257,048	136,125,855
Income Tax from Continuing Operations	(51,396,958)	(5,094,483)	(1,941,735)	(2,680,791)	—	(61,113,967)
Net Income from Continuing Operations	61,068,983	6,349,080	3,815,386	3,521,391	257,048	75,011,888
Net Income for the Year	61,068,983	6,349,080	3,815,386	3,521,391	257,048	75,011,888
Other Comprehensive Income (Loss)	(608,095)	617	52,204	467	—	(554,806)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	60,460,888	5,346,731	3,867,620	3,521,858	257,048	73,454,146
Net Income for the Year Attributable to Non-controlling Interests	—	1,002,966	(30)	—	—	1,002,936

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
ASSETS
Cash and Due from Banks	434,234,303	6,628,132	12,878	11,717,757	(5,048,868)	447,544,202
Debt Securities at fair value through profit or loss	791,605,630	200,660	116,439	4,405,498	(4,057,904)	792,270,323
Derivative Financial Instruments	3,327,165	1,241,792	—	—	(1,241,177)	3,327,780
Repurchase Transactions	104,710,279	21,730,144	—	—	(10,916,515)	115,523,908
Other Financial Assets	43,503,828	1,325,042	1,052,423	9,741,741	(51,720)	55,571,314
Loans and Other Financing	947,521,428	328,475,283	5,599	3,067,744	(35,453,589)	1,243,616,465
Other Debt Securities	350,400,776	7,429,208	6,101,116	3,106,494	(362,621)	366,674,973
Financial Assets Pledged as Collateral	100,091,787	51,064,021	—	946,925	—	152,102,733
Current Income Tax Assets	—	—	368,398	41,850	—	410,248
Investments in Equity Instruments	2,239,032	—	—	7	—	2,239,039
Equity Investments in Associates and Joint Ventures	666,769	—	—	—	—	666,769
Property, Plant and Equipment	103,694,179	12,010,385	414,097	145,466	(443,139)	115,820,988
Intangible Assets	34,525,100	3,304,352	73,620	609,947	—	38,513,019
Deferred Income Tax Assets	—	6,240,321	411,870	599,521	—	7,251,712
Assets for Insurance Contracts	—	—	4,932,269	—	—	4,932,269
Other Non-financial Assets	15,007,332	6,280,556	191,377	3,691,309	—	25,170,574
Non-current Assets Held for Sale	1,251	—	—	—	—	1,251
TOTAL ASSETS	2,931,528,859	445,929,896	13,680,086	38,074,259	(57,575,533)	3,371,637,567
LIABILITIES
Deposits	2,122,305,946	26,973,322	—	51,462	(7,352,996)	2,141,977,734
Liabilities at Fair Value Through Profit or Loss	78,223	—	—	—	—	78,223
Derivative Financial Instruments	2,935,291	—	—	—	(1,241,177)	1,694,114
Repurchase Transactions	—	10,916,515	—	—	(10,916,515)	—
Other Financial Liabilities	151,765,261	187,394,521	—	9,694,457	(74,970)	348,779,269
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,488,009	60,018,558	—	—	(33,068,323)	37,438,244
Debt Securities	12,382,571	59,341,281	—	—	(4,420,525)	67,303,327
Current Income Tax Liabilities	3,121,865	1,163,753	1,266,801	3,247,514	—	8,799,933
Subordinated Debt Securities	45,405,004	—	—	—	—	45,405,004
Provisions	9,829,772	170,515	199,606	55,130	—	10,255,023
Deferred Income Tax Liabilities	5,244,791	—	124,658	996,944	—	6,366,393
Liabilities for Insurance Contracts	—	—	5,114,252	—	(4,332)	5,109,920
Other Non-financial Liabilities	67,238,020	13,669,425	1,737,302	6,961,634	(53,556)	89,552,825
TOTAL LIABILITIES	2,430,794,753	359,647,890	8,442,619	21,007,141	(57,132,394)	2,762,760,009

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.21
ASSETS
Cash and Due from Banks	451,386,804	10,643,164	104,273	8,714,984	(8,357,923)	462,491,302
Debt Securities at fair value through profit or loss	460,271,635	405,707	72,027	57,286	(1,217,662)	459,588,993
Derivative Financial Instruments	3,089,342	—	—	—	(660,119)	2,429,223
Repurchase Transactions	395,752,551	77,826	—	—	—	395,830,377
Other Financial Assets	34,736,204	4,809,344	847,035	5,134,335	—	45,526,918
Loans and Other Financing	1,121,202,076	341,958,707	14,421	4,972,885	(18,041,984)	1,450,106,105
Other Debt Securities	179,668,043	5,867	4,371,739	—	(244,647)	183,801,002
Financial Assets Pledged as Collateral	68,035,220	32,266	—	569,193	—	68,636,679
Current Income Tax Assets	—	—	121,500	27,285	—	148,785
Investments in Equity Instruments	2,438,670	—	—	12	—	2,438,682
Equity Investments in Associates and Joint Ventures	329,876	—	—	—	—	329,876
Property, Plant and Equipment	106,905,247	12,297,578	1,767,674	183,120	—	121,153,619
Intangible Assets	37,091,193	4,059,603	97,071	109,532	—	41,357,399
Deferred Income Tax Assets	—	6,850,041	756,908	742,656	—	8,349,605
Assets for Insurance Contracts	—	—	6,267,504	—	—	6,267,504
Other Non-financial Assets	12,387,987	3,978,994	190,923	3,698,224	—	20,256,128
Non-current Assets Held for Sale	1,280	—	—	—	—	1,280
TOTAL ASSETS	2,873,296,128	385,119,097	14,611,075	24,209,512	(28,522,335)	3,268,713,477
LIABILITIES
Deposits	2,027,157,625	52,678	—	—	(9,335,744)	2,017,874,559
Liabilities at Fair Value Through Profit or Loss	—	—	—	147,408	—	147,408
Derivative Financial Instruments	1,387,179	660,119	—	—	(660,119)	1,387,179
Repurchase transactions	631,362	—	—	—	—	631,362
Other Financial Liabilities	185,122,472	187,534,417	—	8,773,886	(199,199)	381,231,576
Financing Received from the Argentine Central Bank and Other Financial Institutions	17,433,425	45,561,413	—	—	(16,808,004)	46,186,834
Debt Securities	14,310,368	41,639,053	—	—	(1,462,309)	54,487,112
Current Income Tax Liabilities	10,101,341	6,776,142	417,111	1,520,125	—	18,814,719
Subordinated Debt Securities	51,182,953	—	—	—	—	51,182,953
Provisions	7,862,874	318,602	302,498	51,082	—	8,535,056
Deferred Income Tax Liabilities	9,337,606	—	497,718	743,106	—	10,578,430
Liabilities for Insurance Contracts	—	—	6,216,852	—	(1,724)	6,215,128
Other Non-financial Liabilities	58,548,495	15,291,982	1,855,619	2,715,009	(55,236)	78,355,869
TOTAL LIABILITIES	2,383,075,700	297,834,406	9,289,798	13,950,616	(28,522,335)	2,675,628,185
The information by geographic segments as of the indicated dates is presented below:

	Argentina	Uruguay	Adjustments	Total as of 12.31.22
Net Income from interest	154,615,269	—	(2,098,935)	152,516,334
Net fee Income	120,714,919	(39,492)	(2,974,406)	117,701,021
Net Income from Financial Instruments measured at fair value through Profit or Loss	335,808,800	44,540	2,258,171	338,111,511
Income from Derecognition of Assets Measured at Amortized Cost	597,435	—	—	597,435
Exchange rate Differences on Gold and Foreign Currency	20,129,855	7,960	—	20,137,815
Other Operating Income	93,780,646	19,887	(2,963,883)	90,836,650
Income from Insurance Business	8,575,976	—	5,114,755	13,690,731
Expected credit loss allowance	(52,451,787)	—	—	(52,451,787)
Personnel Expenses	(96,820,929)	(70,528)	—	(96,891,457)
Administrative Expenses	(91,582,940)	(153,807)	325,204	(91,411,543)
Depreciation and Impairment of Assets	(27,872,932)	(766)	(3,447)	(27,877,145)
Other Operating Expenses	(125,506,114)	(384)	7,096	(125,499,402)
Loss on net monetary position	(273,304,845)	(71,738)	—	(273,376,583)
Operating Income	66,683,353	(264,328)	(335,445)	66,083,580
Share of profit from Associates and Joint Ventures	(441,246)	—	—	(441,246)
Income before Taxes from Continuing Operations	66,242,107	(264,328)	(335,445)	65,642,334
Income Tax from Continuing Operations	(17,002,925)	—	—	(17,002,925)
Net Income from Continuing Operations	49,239,182	(264,328)	(335,445)	48,639,409
Net Income for the Year	49,239,182	(264,328)	(335,445)	48,639,409
Other Comprehensive Income (Loss)	(960,527)	—	—	(960,527)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	48,278,646	(264,328)	(335,445)	47,678,873
Net Income for the Year Attributable to Non-controlling Interests	9	—	—	9

	Argentina	Uruguay	Adjustments	Total as of 12.31.22
ASSETS
Cash and Due from Banks	448,863,724	3,729,346	(5,048,868)	447,544,202
Debt Securities at fair value through profit or loss	795,991,779	336,448	(4,057,904)	792,270,323
Derivative Financial Instruments	4,568,957	—	(1,241,177)	3,327,780
Repurchase Transactions	126,440,423	—	(10,916,515)	115,523,908
Other Financial Assets	55,623,034	—	(51,720)	55,571,314
Loans and Other Financing	1,279,069,937	117	(35,453,589)	1,243,616,465
Other Debt Securities	367,037,594	—	(362,621)	366,674,973
Financial Assets Pledged as Collateral	151,925,489	177,244	—	152,102,733
Current Income Tax Assets	410,248	—	—	410,248
Investments in Equity Instruments	2,239,039	—	—	2,239,039
Equity Investments in Associates and Joint Ventures	666,769	—	—	666,769
Property, Plant and Equipment	116,262,135	1,992	(443,139)	115,820,988
Intangible Assets	38,512,401	618	—	38,513,019
Deferred Income Tax Assets	7,251,712	—	—	7,251,712
Assets for Insurance Contracts	4,932,269	—	—	4,932,269
Other Non-financial Assets	25,169,334	1,240	—	25,170,574
Non-current Assets Held for Sale	1,251	—	—	1,251
TOTAL ASSETS	3,424,966,095	4,247,005	(57,575,533)	3,371,637,567
LIABILITIES
Deposits	2,149,330,730	—	(7,352,996)	2,141,977,734
Liabilities at Fair Value Through Profit or Loss	78,223	—	—	78,223
Derivative Financial Instruments	2,935,291	—	(1,241,177)	1,694,114
Repurchase Transactions	10,916,515	—	(10,916,515)	—
Other Financial Liabilities	345,024,725	3,829,514	(74,970)	348,779,269
Financing Received from the Argentine Central Bank and Other Financial Institutions	70,506,567	—	(33,068,323)	37,438,244
Debt Securities	71,723,852	—	(4,420,525)	67,303,327
Current Income Tax Liabilities	8,799,933	—	—	8,799,933
Subordinated Debt Securities	45,405,004	—	—	45,405,004
Provisions	10,255,023	—	—	10,255,023
Deferred Income Tax Liabilities	6,366,393	—	—	6,366,393
Liabilities for Insurance Contracts	5,114,252	—	(4,332)	5,109,920
Other Non-financial Liabilities	89,278,236	328,145	(53,556)	89,552,825
TOTAL LIABILITIES	2,815,734,744	4,157,659	(57,132,394)	2,762,760,009